Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Schedule of key management personnel compensation

The Corporation’s related parties include its subsidiaries and key management personnel. Key management includes the Corporation's Board of Directors and members of senior management. Key management compensation for the years ended December 31, 2019 and 2018 was as follows:

	2019	2018

Salaries and other short-term benefits	$2,614	$2,130
Share-based compensation	2,990	2,513
	$5,604	$4,643